Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Provisions
Current liabilities	$ 1,045	$ 1,664
Non-current liabilities	3,419	4,113
Provisions for litigation (note 28)
Provisions
Current liabilities	93	87
Non-current liabilities	1,012	1,004
Employee postretirement obligations (note 29)
Provisions
Current liabilities	99	103
Non-current liabilities	1,533	2,271
Payroll, related charges and other remunerations
Provisions
Current liabilities	816	877
Onerous contracts (note 19)
Provisions
Current liabilities	37	58
Non-current liabilities	$ 874	838
Provision related to VNC sale (note 15)
Provisions
Current liabilities		500
Miscellaneous Other Provisions
Provisions
Current liabilities		$ 39